FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Lease Receivables
Finance lease receivable	$ 4,087,900	$ 5,525,019
Unearned financial income	(1,196,789)	(1,186,642)
Net investment in the lease	2,891,111	4,338,377
Finance Lease Receivables
Financial Lease Receivables
Allowance for losses	252,961	111,708
Up to 1 year [member]
Financial Lease Receivables
Finance lease receivable	1,982,763	2,427,531
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	1,099,924	1,589,098
From two to three years
Financial Lease Receivables
Finance lease receivable	634,899	906,156
From three to five years
Financial Lease Receivables
Finance lease receivable	355,885	574,490
More than 5 years
Financial Lease Receivables
Finance lease receivable	$ 14,429	$ 27,744